File Nos. 2-70889 and 811-3143

   As filed with the Securities and Exchange Commission on April 22, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                      Pre-Effective Amendment No. _______

                      Post-Effective Amendment No. 37                      [X]
                                                  ----
                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                     Amendment No. 38                                      [X]
                                  -----

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
         (AS SUCCESSOR TO TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
                             MARYLAND CORPORATION)
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               500 E. BROWARD BLVD., FORT LAUDERDALE, FLORIDA 33394
               -----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (954) 527-7500
                                -----------------
              (Registrant's Telephone Number, Including Area Code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       --------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)


It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] on (date) pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [X] on JUNE 1, 2004 pursuant to paragraph (a)(1)
                ------------
         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 414 under the Securities Act of 1933, Templeton Global Smaller Companies Fund, a Delaware statutory trust, as successor of Templeton Global Smaller Companies Fund, Inc. a Maryland corporation, is filing this amendment to the registration statement of Templeton Global Smaller Companies Fund, and expressly adopts the registration statement of Templeton Global Smaller Companies Fund, Inc. as its own for all purposes of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.



PAGE
                                     PART A

                                   PROSPECTUS

For the purpose of this EDGAR filing, the prospectuses of Templeton Global Smaller Companies Fund, Inc. dated January 1, 2004 is incorporated by reference to the electronic filing made on December 30, 2003 under the Accession Number 0000350900-03-000029.



CLASS A, B & C PROSPECTUS SUPPLEMENT



o 103 P-1

                         SUPPLEMENT DATED [JUNE 1], 2004
                              TO THE PROSPECTUS OF

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
                                 CLASS A, B, & C
                              DATED JANUARY 1, 2004


The Prospectus is amended as follows:

I. Footnote 1 in the section "Performance" on page 9 is supplemented as follows:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2004, the Fund's year-to-date return was 6.03% for Class A.

II. The line item "Redemption fee on shares held less than 30 days" under the section "Fees and Expenses - Shareholder Fees" table and footnote reference on page 11 is revised with the following:

Redemption fee on shares sold within 5 New York Stock Exchange trading days following their purchase date *

* The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.

III. The following information is added to the "Management" section beginning on page 13:

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (MA Division) filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries, including Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc. (Company), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001, and alleges that, during such time, an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund. The MA Division's complaint seeks an order for the Company to permanently cease and desist from violations of the anti-fraud provisions of the Massachusetts Uniform Securities Act, disgorge any illegal profits back to the mutual fund's shareholders and pay an administrative fine.

The Company, in addition to most of the mutual funds within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above that were filed in the United States District Courts in California, Florida, Nevada, New Jersey and New York. These parties, as well as certain of the mutual funds' trustees/directors, have also been named in a shareholder class action filed in March 2004 in the Untied States District Court in New Jersey. This lawsuit alleges violations of certain provisions of the federal securities laws and state common law fiduciary obligations in connections with Rule 12b-1 fees and brokerage commissions paid by the mutual funds. These lawsuits seek damages of unspecified amounts. The Company believes that the claims made in the lawsuits are without merit and it intends to defend vigorously against the allegations. It is anticipated that additional similar civil actions related to the matters described above may be filed in the future.

The Staff of the U.S. Securities and Exchange Commission (SEC) has informed the Company that it intends to recommend that the SEC authorize an action against Franklin Advisers, Inc. (adviser to many of the funds, and affiliate to the other funds' advisers) relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed by the Company as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in the Staff's investigation. Such discussions are preliminary and the Company cannot predict the likelihood that those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund[s] is uncertain at this time. If it is found that the Company bears responsibility for any unlawful or improper conduct, the Company has committed to making the funds or their shareholders whole, as appropriate. Any further updates on these matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."

IV. The following information is added to the section "Financial Highlights" beginning on page 16:

                                                          SIX MONTHS ENDED
                                                        FEBRUARY  29, 2004
CLASS A                                                      (UNAUDITED)
------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                            7.16
                                                           -------------------
  Net investment income (loss)/1/                               (.01)
  Net realized and unrealized gains (losses)                    1.87
                                                           -------------------
Total from investment operations                                1.86
                                                           -------------------
  Distributions from net investment income                      (.10)
  Distributions from net realized gains                           --
                                                           -------------------
Total distributions                                             (.10)
                                                           -------------------
Redemption fees                                                   --/3/
                                                           -------------------
Net asset value, end of period                                  8.92
                                                           -------------------
Total return (%)/2/                                            26.30

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                        861,180
Ratios to average net assets: (%)
  Expenses                                                      1.36/4/
  Net investment income                                         (.23)/4/
Portfolio turnover rate (%)                                    17.76


                                                          SIX MONTHS ENDED
                                                        FEBRUARY  29, 2004
CLASS B                                                      (UNAUDITED)
------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of period                            6.97
                                                           -------------------
  Net investment income (loss)/1/                               (.04)
  Net realized and unrealized gains (losses)                    1.83
                                                           -------------------
Total from investment operations                                1.79
                                                           -------------------
  Distributions from net investment income                      (.09)
  Distributions from net realized gains                           --
                                                           -------------------
Total distributions                                             (.09)
                                                           -------------------
Redemption fees                                                   --/3/
                                                           -------------------
Net asset value, end of period                                  8.67
                                                           -------------------
Total return (%)/2/                                            25.86

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                          6,677
Ratios to average net assets: (%)
  Expenses                                                      2.11/4/
  Net investment income                                         (.98)/4/
Portfolio turnover rate (%)                                    17.76


                                                          SIX MONTHS ENDED
                                                        FEBRUARY  29, 2004
CLASS C                                                      (UNAUDITED)
------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of period                            7.05
                                                           -------------------
  Net investment income (loss)/1/                               (.04)
  Net realized and unrealized gains (losses)                    1.86
                                                           -------------------
Total from investment operations                                1.82
                                                           -------------------
  Distributions from net investment income                      (.06)
  Distributions from net realized gains                           --
                                                           -------------------
Total distributions                                             (.06)
                                                           -------------------
Redemption fees                                                   --/3/
                                                           -------------------
Net asset value, end of period                                  8.81
                                                           -------------------
Total return (%)/2/                                            25.64

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                         29,995
Ratios to average net assets: (%)
  Expenses                                                      2.11/4/
  Net investment income                                         (.98)/4/
Portfolio turnover rate (%)                                    17.76

1. Based on average daily shares outstanding.

2. Total return does not include sales charges, and is not annualized.

3. Amount is less than $0.001 per share.

4. Annualized.

V. The paragraph in the section "Sales Charges - Class B - Maximum Purchase Amount" on page 21 is replaced with the following:

The maximum amount you may invest in Class B shares with any single purchase request is $99,999. A purchase request of $100,000 or more will be rejected since a reduced sales charge is available on Class A share purchases and Class A's annual expenses are lower. Investors considering cumulative purchases over $100,000 should consider whether Class A shares would be more advantageous and consult with their financial advisor.

VI. The "Exchange Privilege" section beginning with the paragraph "Exchange Limit Guidelines" beginning on page 31 is replaced with the following:

EXCHANGE LIMIT GUIDELINE. This exchange privilege is not intended to facilitate short-term or other excessive trading. In order to limit short-term or other excessive trading you generally may make up to eight (8) exchanges out of your Fund account to an account in a different Franklin Templeton fund during any calendar year (a single request to exchange out of your Fund account to accounts in two different Franklin Templeton funds will count as two exchanges out of your Fund account). Regularly scheduled exchanges or transfers resulting from automatic rebalancing plans or similar arrangements will not be counted for purposes of this exchange limit guideline. The Fund may (but is not required to) reject any exchange request that exceeds this exchange limit guideline and may temporarily suspend or permanently terminate your exchange privileges, or may limit the amount, number or frequency of your exchanges, or may limit the methods you may use to request exchanges if you exceed or seek to exceed this exchange limit guideline.

Even if you don't exceed this exchange limit guideline, the Fund at all times reserves the right to restrict, reject or cancel any exchange transactions, for no reason or any reason, without notice. For example, the Fund may refuse any sale of Fund shares through an exchange by any investor or group if, in the manager's judgment, the trade (1) may interfere with the efficient management of the Fund's portfolio, (2) may appear to be connected with a strategy of market timing (as described in the "Market Timing Trading Policy" section), or (3) may have the potential of otherwise adversely affecting the Fund. In making a decision to reject an exchange request, the Fund may consider, among other factors, the investor's trading history, both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

REJECTED EXCHANGES. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES. If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt these exchange limit guidelines or, alternatively, may adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

FUND EXCHANGE PRIVILEGE CHANGES/WAIVER. The Fund may terminate or modify (temporarily or permanently) this exchange limit guideline and exchange privilege in the future. You will receive 60 days' notice of any material changes, unless otherwise provided by law. The Fund reserves the right to waive the exchange limit guideline at its discretion if the Fund's manager believes such waiver is not inconsistent with the best interests of the Fund. The exchange limit guideline does not apply to mutual funds, Omnibus Accounts and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker dealers on behalf of their clients invested in Franklin Templeton funds.

OTHER FUNDS' EXCHANGE PRIVILEGES. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton funds may have different exchange restrictions. Check each fund's prospectus for details.

VII. The "Market Timing" section beginning on page 39 is replaced with the following:

MARKET TIMING TRADING POLICY

MARKET TIMING GENERALLY. The Fund discourages short-term or excessive trading, often referred to as "market timing," and intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

MARKET TIMING CONSEQUENCES. If information regarding your trading activity in the Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or the Fund's transfer agent and based on that information the Fund or its agents in their sole discretion conclude that your trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar your future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering an investor's trading activity, the Fund may consider, among other factors, the investor's trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

MARKET TIMING THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers.

While the Fund will encourage financial intermediaries to apply the Fund's market timing trading policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's market timing trading policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Omnibus Accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's market timing trading policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's market timing trading policy.

RISKS FROM MARKET TIMERS. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades, short-term or excessive trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of the Fund's portfolio holdings expose the Fund to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the net asset value of the fund's shares, sometimes referred to as "arbitrage market timing," there is the possibility that such trading, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timers may seek to exploit possible delays between the change in the value of a mutual fund's portfolio holdings and the net asset value of the fund's shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets, and in funds that hold significant investments in small-cap securities, high-yield ("junk") bonds and other types of investments which may not be frequently traded.

The Fund is currently using several methods to reduce the risk of market timing. These methods include:

o limiting annual exchange activity per fund account,

o committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to this market timing trading policy; and

o assessing a redemption fee for short-term trading

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Omnibus Accounts. While the Fund will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Fund cannot represent that such trading activity can be completely eliminated.

REVOCATION OF MARKET TIMING TRADES. Transactions placed in violation of the Fund's market timing trading policy or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

VIII. The "Redemption Fee" section beginning on page 42 is replaced with the following:

REDEMPTION FEE ASSESSMENT. A short-term trading redemption fee may be assessed on any Fund shares in a Fund account that are sold (by redemption, whether voluntary or involuntary, or exchange) within five (5) New York Stock Exchange trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria) and shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by billing you.

This redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account in the Fund and/or in your other Franklin Templeton fund accounts, the Fund manager or transfer agent may in its sole discretion determine that your trading activity may be detrimental to the Fund as described in the Fund's "Market Timing Trading Policy" section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund even if any such request would not exceed the exchange limit guideline described in this prospectus.

REDEMPTIONS THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this 2% short-term trading redemption fee whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect the Fund's redemption fee on the Fund's behalf from their customers' accounts. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems' requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the Fund. The Fund will continue to encourage all financial intermediaries to develop the capability to begin assessing the redemption fee from their customers who invest in the Fund. If you are investing in Fund shares through a financial intermediary, you should contact your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) for more information on any differences in how the redemption fee is applied to your investments in the Fund.

WAIVER/EXCEPTIONS/CHANGES. The Fund reserves the right to waive the redemption fee at its discretion if the Fund's transfer agent believes such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law. The Fund's transfer agent may also, at its discretion and upon receipt of shareholder's written request, waive the redemption fee because of a bona-fide and unanticipated financial emergency. The redemption fee does not apply to redemptions by other mutual funds, Omnibus Account owners and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker dealers on behalf of their clients invested in Franklin Templeton funds. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

LIMITATIONS ON COLLECTION. Currently, the Fund is very limited in its ability to assess or collect the redemption fee on all shares redeemed by Fund investors serviced by the Fund's transfer agent (due to systems limitations which we anticipate being resolved within 180 days of the effective date of this policy) or by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or omits to collect the fee at the time of a redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee.

                Please keep this supplement for future reference.






ADVISOR CLASS PROSPECUTUS SUPPLEMENT






o 103 PA-1

                         SUPPLEMENT DATED [JUNE 1], 2004
                              TO THE PROSPECTUS OF

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
                                  ADVISOR CLASS
                              DATED JANUARY 1, 2004

The Prospectus is amended as follows:

I. Footnote 1 in the section "Performance" beginning on page 8 is supplemented as follows:

As of March 31, 2004, the Fund's year-to-date return was 6.02% for Advisor Class shares. All Fund performance assumes reinvestment of dividends and capital gains.

II. The line item "Redemption fee on shares held less than 30 days" under the section "Fees and Expenses - Shareholder Fees" table and footnote reference on page 10 is revised with the following:

Redemption fee on shares sold within 5 New York Stock Exchange trading days following their purchase date *

* The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.

III. The following information is added to the "Management" section beginning on page 11:

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (MA Division) filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries, including Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc. (Company), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001, and alleges that, during such time, an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund. The MA Division's complaint seeks an order for the Company to permanently cease and desist from violations of the anti-fraud provisions of the Massachusetts Uniform Securities Act, disgorge any illegal profits back to the mutual fund's shareholders and pay an administrative fine.

The Company, in addition to most of the mutual funds within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above that were filed in the United States District Courts in California, Florida, Nevada, New Jersey and New York. These parties, as well as certain of the mutual funds' trustees/directors, have also been named in a shareholder class action filed in March 2004 in the Untied States District Court in New Jersey. This lawsuit alleges violations of certain provisions of the federal securities laws and state common law fiduciary obligations in connections with Rule 12b-1 fees and brokerage commissions paid by the mutual funds. These lawsuits seek damages of unspecified amounts. The Company believes that the claims made in the lawsuits are without merit and it intends to defend vigorously against the allegations. It is anticipated that additional similar civil actions related to the matters described above may be filed in the future.

The Staff of the U.S. Securities and Exchange Commission (SEC) has informed the Company that it intends to recommend that the SEC authorize an action against Franklin Advisers, Inc. (adviser to many of the funds, and affiliate to the other funds' advisers) relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed by the Company as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in the Staff's investigation. Such discussions are preliminary and the Company cannot predict the likelihood that those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund[s] is uncertain at this time. If it is found that the Company bears responsibility for any unlawful or improper conduct, the Company has committed to making the funds or their shareholders whole, as appropriate. Any further updates on these matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."

IV. The following information is added to the section "Financial Highlights" beginning on page 14:

                                                            SIX MONTHS ENDED
                                                           FEBRUARY  29, 2004
ADVISOR CLASS                                                 (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                            7.17
                                                           -----------------
  Net investment income (loss)/1/                                 --/3/
  Net realized and unrealized gains (losses)                    1.89
                                                           -----------------
Total from investment operations                                1.89
                                                           -----------------
  Distributions from net investment income                      (.13)
  Distributions from net realized gains                           --
                                                           -----------------
Total distributions                                             (.13)
                                                           -----------------
Redemption fees                                                   --/4/
                                                          ------------------
Net asset value, end of period                                  8.93
                                                          ------------------
Total return (%)/2/                                            26.42

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1 million)                      8,547
Ratios to average net assets: (%)
  Expenses                                                      1.11/5/
  Net investment income                                          .02/5/
Portfolio turnover rate (%)                                    17.76

1. Based on average daily shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Actual net investment income (loss) was $(.003).
4. Amount is less than $0.001 per shares.
5. Annualized.

V. The "Exchange Privilege" section beginning with the paragraph "Exchange Limit Guidelines" beginning on page 23 is replaced with the following:

EXCHANGE LIMIT GUIDELINE. This exchange privilege is not intended to facilitate short-term or other excessive trading. In order to limit short-term or other excessive trading you generally may make up to eight (8) exchanges out of your Fund account to an account in a different Franklin Templeton fund during any calendar year (a single request to exchange out of your Fund account to accounts in two different Franklin Templeton funds will count as two exchanges out of your Fund account). Regularly scheduled exchanges or transfers resulting from automatic rebalancing plans or similar arrangements will not be counted for purposes of this exchange limit guideline. The Fund may (but is not required to) reject any exchange request that exceeds this exchange limit guideline and may temporarily suspend or permanently terminate your exchange privileges, or may limit the amount, number or frequency of your exchanges, or may limit the methods you may use to request exchanges if you exceed or seek to exceed this exchange limit guideline.

Even if you don't exceed this exchange limit guideline, the Fund at all times reserves the right to restrict, reject or cancel any exchange transactions, for no reason or any reason, without notice. For example, the Fund may refuse any sale of Fund shares through an exchange by any investor or group if, in the manager's judgment, the trade (1) may interfere with the efficient management of the Fund's portfolio, (2) may appear to be connected with a strategy of market timing (as described in the "Market Timing Trading Policy" section), or (3) may have the potential of otherwise adversely affecting the Fund. In making a decision to reject an exchange request, the Fund may consider, among other factors, the investor's trading history, both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

REJECTED EXCHANGES. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES. If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt these exchange limit guidelines or, alternatively, may adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

FUND EXCHANGE PRIVILEGE CHANGES/WAIVER. The Fund may terminate or modify (temporarily or permanently) this exchange limit guideline and exchange privilege in the future. You will receive 60 days' notice of any material changes, unless otherwise provided by law. The Funds reserve the right to waive the exchange limit guideline at its discretion if the Fund's manager believes such waiver is not inconsistent with the best interests of the Fund. The exchange limit guideline does not apply to mutual funds, Omnibus Accounts and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker dealers on behalf of their clients invested in Franklin Templeton funds.

OTHER FUNDS' EXCHANGE PRIVILEGES. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton funds may have different exchange restrictions. Check each fund's prospectus for details.

VI. The "Market Timing" section beginning on page 31 is replaced with the following:

MARKET TIMING TRADING POLICY

MARKET TIMING GENERALLY. The Fund discourages short-term or excessive trading, often referred to as "market timing," and intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

MARKET TIMING CONSEQUENCES. If information regarding your trading activity in the Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or the Fund's transfer agent and based on that information the Fund or its agents in their sole discretion conclude that your trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar your future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering an investor's trading activity, the Fund may consider, among other factors, the investor's trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

MARKET TIMING THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers.

While the Fund will encourage financial intermediaries to apply the Fund's market timing trading policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's market timing trading policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Omnibus Accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's market timing trading policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's market timing trading policy.

RISKS FROM MARKET TIMERS. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades, short-term or excessive trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of the Fund's portfolio holdings expose the Fund to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the net asset value of the fund's shares, sometimes referred to as "arbitrage market timing," there is the possibility that such trading, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timers may seek to exploit possible delays between the change in the value of a mutual fund's portfolio holdings and the net asset value of the fund's shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets, and in funds that hold significant investments in small-cap securities, high-yield ("junk") bonds and other types of investments which may not be frequently traded.

The Fund is currently using several methods to reduce the risk of market timing. These methods include:

o  limiting annual exchange activity per fund account,
o committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to this market timing trading policy; and
o  assessing a redemption fee for short-term trading

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Omnibus Accounts. While the Fund will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Fund cannot represent that such trading activity can be completely eliminated.

REVOCATION OF MARKET TIMING TRADES. Transactions placed in violation of the Fund's market timing trading policy or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

VII. The "Redemption Fee" section beginning on page 34 is replaced with the following:

REDEMPTION FEE ASSESSMENT. A short-term trading redemption fee may be assessed on any Fund shares in a Fund account that are sold (by redemption, whether voluntary or involuntary, or exchange) within five (5) New York Stock Exchange trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria) and shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by billing you.

This redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account in the Fund and/or in your other Franklin Templeton fund accounts, the Fund manager or transfer agent may in its sole discretion determine that your trading activity may be detrimental to the Fund as described in the Fund's "Market Timing Trading Policy" section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund even if any such request would not exceed the exchange limit guideline described in this prospectus.

REDEMPTIONS THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this 2% short-term trading redemption fee whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect the Fund's redemption fee on the Fund's behalf from their customers' accounts. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems' requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the Fund. The Fund will continue to encourage all financial intermediaries to develop the capability to begin assessing the redemption fee from their customers who invest in the Fund. If you are investing in Fund shares through a financial intermediary, you should contact your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) for more information on any differences in how the redemption fee is applied to your investments in the Fund.

WAIVER/EXCEPTIONS/CHANGES. The Fund reserves the right to waive the redemption fee at its discretion if the Fund's transfer agent believes such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law. The Fund's transfer agent may also, at its discretion and upon receipt of shareholder's written request, waive the redemption fee because of a bona-fide and unanticipated financial emergency. The redemption fee does not apply to redemptions by other mutual funds, Omnibus Account owners and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker dealers on behalf of their clients invested in Franklin Templeton funds. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

LIMITATIONS ON COLLECTION. Currently, the Fund is very limited in its ability to assess or collect the redemption fee on all shares redeemed by Fund investors serviced by the Fund's transfer agent (due to systems limitations which we anticipate being resolved within 180 days of the effective date of this policy) or by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or omits to collect the fee at the time of a redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee.

                Please keep this supplement for future reference.




PAGE


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


For the purpose of this EDGAR filing, the statements of additional information of Templeton Global Smaller Companies Fund, Inc. dated January 1, 2004 is incorporated by reference to the electronic filing made on December 30, 2003 under the Accession Number 0000350900-03-000029.


CLASS A, B & C SAI SUPPLEMENT


O 103 SA-2

                         SUPPLEMENT DATED [JUNE 1], 2004
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
                                 CLASS A, B & C
                              DATED JANUARY 1, 2004

The Statement of Additional Information (SAI) is amended as follows:

I. All references in the statement of additional to the term "director or directors" are now changed to "trustee or trustees."

II. The second paragraph on page 1 is supplemented as follows:

The unaudited financial statements in the Fund's Semi-Annual Report to Shareholders, for the period ended February 29, 2004, are incorporated by reference (are legally a part of this SAI).

III. The information under the heading "General - Fundamental Investment Policies," in the section entitled "Goal, Strategies and Risks," beginning on page 2, is revised to read as follows:

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is long-term capital growth.

The Fund may not:

1.   Purchase the securities of any one issuer (other than the U.S.
     government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the Investment Company Act of 1940, as amended (1940 Act)) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or
     (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from purchasing or selling securities secured by real estate or interests therein or securities of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein.

3. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

4. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

5.   Issue senior securities, except to the extent permitted by the 1940
     Act and any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission
     (SEC).

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any rules or exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7. Borrow money, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

8. Invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

IV. The information under the section "Goal, Strategies and Risks - Non-Fundamental Investment Policies," beginning on page 2, is supplemented with the following:

The Fund may invest up to 15% of its net assets in illiquid securities.

V. The information under the section "Goal, Strategies and Risks - Non-Fundamental Investment Policies," beginning on page 2, is revised as follows:

         The third paragraph is deleted in its entirety.

         The first sentence of the fifth paragraph is amended to read as follows:

With the exception of Investment Restriction Number 8 above and the Fund's non-fundamental investment limitation on investments in illiquid securities, nothing herein shall be deemed to prohibit the Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, except that no such purchase may be made if, as a result, the Fund would no longer be a diversified investment company as defined in the 1940 Act.

VI. The fifth paragraph under the section "Goal, Strategies and Risks - Investments, techniques, strategies and their risks" beginning on page 3 is replaced with the following:

The Fund may invest without percentage limitation in domestic or foreign securities. It may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities.

VII. The heading "Officers and Directors" on page 8, is replaced with the following:

         Officers and Trustees

VIII. The information under the section entitled "Officers and Trustees - Independent Board Members," beginning on page 8, is replaced with the following:


----------------------- --------------------- ---------------- ----------------- ----------------------------
                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                                                 FUND COMPLEX
                                              LENGTH OF TIME     OVERSEEN BY
NAME, AGE AND ADDRESS         POSITION            SERVED        BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
----------------------- --------------------- ---------------- ----------------- ----------------------------

Harris J. Ashton (71)        Trustee          Since 1992       142               Director, Bar-S Foods
500 East Broward                                                                 (meat packing company).
Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
-------------------------------------------------------------------------------------------------------------
Frank J. Crothers (59)       Trustee          Since March      21                None
500 East Broward                              2004
Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Ventures Resources Corporation (Vice Chairman 1996-2003); Vice Chairman, Caribbean Utilities Co.
Ltd.; Director and President, Provo Power Company Ltd.; Director, Caribbean Electric Utility Services
Corporation (Chairman until 2002); director of various other business and nonprofit organizations; and
FORMERLY, Chairman, Atlantic Equipment & Power Ltd. (1977-2003).
-------------------------------------------------------------------------------------------------------------
S. Joseph Fortunato (71)     Trustee          Since 1992       143               None
500 East Broward
Blvd. Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
-------------------------------------------------------------------------------------------------------------
Edith E. Holiday (52)        Trustee          Since March      97                Director, Amerada Hess
500 East Broward                              2004                               Corporation (exploration
Blvd.                                                                            and refining of oil and
Suite 2100                                                                       gas); Beverly Enterprises,
Fort Lauderdale, FL                                                              Inc. (health care); H.J.
33394-3091                                                                       Heinz Company (processed
                                                                                 foods and allied
                                                                                 products); RTI
                                                                                 International Metals, Inc.
                                                                                 (manufacture and
                                                                                 distribution of titanium);
                                                                                 and Canadian National
                                                                                 Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993);
General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison-United States Treasury Department (1988-1989).
-------------------------------------------------------------------------------------------------------------
Gordon S. Macklin (75)       Trustee          Since 1993       142               Director, White Mountains
500 East Broward                                                                 Insurance Group, Ltd.
Blvd.                                                                            (holding company); Martek
Suite 2100                                                                       Biosciences Corporation;
Fort Lauderdale, FL                                                              MedImmune, Inc.
33394-3091                                                                       (biotechnology); and
                                                                                 Overstock.com (Internet
                                                                                 services); and FORMERLY,
                                                                                 Director, MCI
                                                                                 Communication Corporation
                                                                                 (subsequently known as MCI
                                                                                 WorldCom, Inc. and
                                                                                 WorldCom, Inc.
                                                                                 (communications services)
                                                                                 (1988-2002) and Spacehab,
                                                                                 Inc. (aerospace
                                                                                 services)(2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White
River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking)
(1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
-------------------------------------------------------------------------------------------------------------
Fred R. Millsaps (74)        Trustee          Since 1990       28                None
500 East Broward
Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; and manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive
Officer, Landmark Banking Corporation (1969-1978); Financial Vice President,
Florida Power and Light (1965-1969); and Vice President, Federal Reserve Bank of
Atlanta (1958-1965).
-------------------------------------------------------------------------------------------------------------
Frank A. Olson (71)          Trustee          Since March      21                Director, Becton, Dickinson
500 East Broward                              2004                               and Co. (medical technology);
Blvd.                                                                            White Mountains Insurance
Suite 2100                                                                       Group Ltd. (holding company);
Fort Lauderdale, FL                                                              and Amerada Hess Corporation
33394-3091                                                                       (exploration and refining
                                                                                 of oil and gas).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief
Executive Officer 1977-1999); and FORMERLY, Chairman of the Board, President and
Chief Executive Officer, UAL Corporation (airlines).
-------------------------------------------------------------------------------------------------------------
Constantine D.               Trustee          Since March      21                None
Tseretopoulos (50)                            2004
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); and director of various nonprofit organizations; and FORMERLY, Cardiology Fellow, University of Maryland
(1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).
-------------------------------------------------------------------------------------------------------------

IX. The information under the heading "Interested Board Members and Officers," in the section entitled "Officers and Trustees," beginning on page 9, is replaced with the following:


----------------------- --------------------- ---------------- ----------------- ----------------------------
                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                                                 FUND COMPLEX
                                              LENGTH OF TIME     OVERSEEN BY
NAME, AGE AND ADDRESS         POSITION            SERVED        BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
----------------------- --------------------- ---------------- ----------------- ----------------------------
**Nicholas F. Brady (73)     Trustee          Since 1993       21                Director, Amerada Hess
500 East Broward Blvd.                                                           Corporation (exploration
Suite 2100                                                                       and refining of oil and
Fort Lauderdale, FL                                                              gas); and C2, Inc.
33394-3091                                                                       (operating and investment
                                                                                 business); and FORMERLY,
                                                                                 Director, H.J. Heinz
                                                                                 Company (processed foods
                                                                                 and allied products)
                                                                                 (1987-1988;1993-2003).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Darby Overseas Investments, Ltd., Darby Emerging Markets Investments LDC and Darby Technology
Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and
Franklin Templeton Investment Fund; and FORMERLY, Chairman, Templeton Emerging Markets Investment Trust PLC
(until 2003); Secretary of the United States Department of the Treasury (1988-1993); Chairman of the Board,
Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April
1982-December 1982).
-------------------------------------------------------------------------------------------------------------
**Harmon E. Burns (59)      Trustee and       Trustee since    38                None
One Franklin Parkway        Vice President    1992 and Vice
San Mateo, CA                                 President
94403-1906                                    since 1996

RINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and
Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.;
Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
**Charles B. Johnson (70)    Trustee,         Trustee and      142               None
One Franklin Parkway         Chairman of      Chairman of
San Mateo, CA                the Board        the Board
94403-1906                   and Vice         since 1995
                             President        and  Vice
                                              President
                                              since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.;
Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
-------------------------------------------------------------------------------------------------------------
Jeffrey A. Everett           President        Since 2002       Not Applicable    None
(39)                         and Chief
PO Box N-7759                Executive
Lyford Cay,                  Officer -
Nassau, Bahamas              Investment
                             Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton Investments; and FORMERLY, Investment
Officer, First Pennsylvania Investment Research (until 1989).
-------------------------------------------------------------------------------------------------------------
Martin L. Flanagan (43)      Vice President   Since 1990       Not Applicable    None
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice
President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.;
Executive Vice President and Chief Operating Officer, Templeton Investment
Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice
President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services,
LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
-------------------------------------------------------------------------------------------------------------
Jimmy D. Gambill (56)        Senior Vice      Since 2002     Not Applicable    None
500 East Broward             President and
Blvd.                        Chief Executive
Suite 2100                   Officer - Finance
Fort Lauderdale, FL          and Administration
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
David P. Goss (56)           Vice President   Since 2000       Not Applicable    None
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and
Franklin Select Realty Trust (until 2000).
-------------------------------------------------------------------------------------------------------------
Barbara J. Green (56)        Vice President   Vice President   Not Applicable    None
One Franklin Parkway         and Secretary    since 2000
San Mateo, CA                                 and Secretary
94403-1906                                    since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice
President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Alternative
Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin
Templeton Distributors, Inc., Templeton Investment Counsel, LLC and Templeton/Franklin Investment Services,
Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy
Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman,
Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
Massachusetts) (until 1979).
-------------------------------------------------------------------------------------------------------------
Rupert H. Johnson, Jr. (63)  Vice President   Since 1996       Not Applicable    None
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and
Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment
Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
John R. Kay (63)             Vice President   Since 1994       Not Applicable    None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.;
Senior Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 35 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President and Controller, Keystone Group, Inc.
-------------------------------------------------------------------------------------------------------------
Diomedes Loo-Tam (65)        Treasurer and    Since March      Not Applicable    None
One Franklin Parkway         Chief Financial  2004
San Mateo, CA                Officer
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments;
Consultant, MyVest Corporation (software development company and investment advisory services); and FORMERLY, Director and member of Audit and Valuation
Committees, Runkel Funds, Inc. (2002-2003); Treasurer/Controller of most of the investment companies in Franklin Templeton Investments (1985-2000) and Senior
Vice President, Franklin Templeton Services, LLC (1997-2000).
-------------------------------------------------------------------------------------------------------------
Michael O. Magdol (66)       Vice President - Since 2002       Not Applicable    Director, FTI Banque, Arch
600 Fifth Avenue             AML Compliance                                      Chemicals, Inc. and
Rockefeller Center                                                               Lingnan Foundation.
New York, NY
10020-0230

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Murray L. Simpson (66)       Vice President   Since 2000       Not Applicable    None
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton
Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd.
(until 1999).
-------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson is considered an interested person of the Trust under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's advisers and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as an officer and director Resources. Nicholas F. Brady is considered to be an interested person of the Trust under the federal securities laws due to his business affiliations with Resources, and Templeton Global Advisors Limited. On October 1, 2003, Resources acquired all of the shares of Darby Overseas Investments, Ltd. (Darby Investments) and the remaining portion of the limited partner interests not currently owned by Resources of Darby Overseas Partners, L.P. (Darby Partners). Concurrently with this transaction, the Fund ceased paying directors' fees to Mr. Brady, effective October 1, 2003. Mr. Brady, formerly a shareholder of Darby Investments and a partner of Darby Partners, will continue as Chairman of Darby Investments, which is the corporate general partner of Darby Partners. In addition, Darby Partners and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.
(DEMF). Mr. Brady will also continue to serve as Chairman of the corporate general partner of DEMF, and Darby Partners and Darby Investments own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Partners is a significant investor and for which Darby Partners has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby--BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant investor, and the general partner of which Darby Partners controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

X. The information under the section entitled "Officers and Trustees - Board committees," on page 13, is replaced with the following:

BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following Independent Trustees of the Trust: Frank J. Crothers, Fred R. Millsaps, Frank A. Olson and Constantine D. Tseretopoulos. The Nominating Committee is comprised of the following Independent Trustees of the Trust: Edith E. Holiday, Frank J. Crothers and Gordon S. Macklin.

The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Fund's address at:

P.O. Box 33030
St. Petersburg, FL 33733-8030

During the fiscal year ended August 31, 2003, the Audit Committee met three times and the Nominating Committee met five times.

XI. The first two paragraphs in the section entitled "Organization, Voting Rights and Principal Holders" on page 21 are replaced with the following:

The Fund is a diversified, open-end management investment company, commonly called a mutual fund. The Fund was originally organized as a Maryland corporation on February 4, 1981, and was reorganized effective June 1, 2004 as a Delaware statutory trust created on December 2, 2003 and is registered with the SEC.

The Fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

o  Templeton Global Smaller Companies Fund - Class A
o  Templeton Global Smaller Companies Fund - Class B
o  Templeton Global Smaller Companies Fund - Class C
o  Templeton Global Smaller Companies Fund - Advisor Class

XII. The section entitled "Organization, Voting Rights and Principal Holders" beginning on page 21 is supplemented with the following:

As of April 21, 2004, the principal shareholders of the Fund, beneficial or of record, were:


NAME AND ADDRESS                         SHARE CLASS            PERCENTAGE (%)
------------------------------------------------------------------------------
Citigroup Global Markets Inc.                   C                    5.47
333 W 34th Street, 3rd Floor
New York, NY  10001-2402

Franklin Templeton Bank & Trust              Advisor               72.93
 Trustee for Defined Contribution Svcs.
Franklin Templeton Profit Sharing
 401(k) Plan
P.O. Box 2438
Rancho Cordova, CA 95741-2438

Louis E. Woodworth and Heidi Charleson       Advisor               16.13
c/o Franklin Templeton Investments
One Franklin Parkway
San Mateo, CA 94403-1906

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Fund, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of April 21, 2004, the officers and board members, as a group, owned of record and beneficially 3.06% of the Fund's Advisor Class shares and less than 1% of the outstanding shares of the Fund's other classes. The board members may own shares in other funds in Franklin Templeton Investments.

XIII. The eighth paragraph under the heading "Buying and Selling Shares - General Information" beginning on page 22 is replaced with the following:

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application accepted by Franklin Templeton Institutional, LLC or entered into a selling agreement and/or servicing agreement with Distributors or Investor Services. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation's automated system for processing purchase orders ("Fund/SERV"), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Distributors and/or Investor Services may incur.

IVX. The first paragraph under the heading "Pricing Shares" on page 28 is replaced with the following:

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the net asset value per share (NAV) by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.75%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus
0.0575 [10.25/0.9425] equals 10.87533, which, when rounded to two decimal points, equals 10.88. The offering price per share would be $10.88. When you sell shares, you receive the NAV minus any applicable CDSC.

XV. The information under the heading "Average annual total return before taxes," in the section entitled "Performance," beginning on page 31, is supplemented with the following:

The average annual total returns before taxes for the indicated periods ended February 29, 2004, were:

                   1 YEAR (%)        5 YEARS (%)        10 YEARS (%)
---------------------------------------------------------------------
Class A             69.98             8.71                5.86

                                                      SINCE INCEPTION
                   1 YEAR (%)        5 YEARS (%)       (1/1/99) (%)
----------------------------------------------------------------------
Class B             75.03              8.84              7.04

                                                      SINCE INCEPTION
                   1 YEAR (%)        5 YEARS (%)       (5/1/95) (%)
----------------------------------------------------------------------
Class C             78.20             9.21                6.85


XVI. The information under the heading "Average annual total return after taxes on distributions," in the section entitled "Performance," on page 31, is supplemented with the following:

The average annual total returns after taxes on distributions for the indicated periods ended February 29, 2004, were:

                   1 YEAR (%)        5 YEARS (%)        10 YEARS (%)
------------------------------------------------------------------------
Class A             69.91             7.89                4.30

                                                      SINCE INCEPTION
                   1 YEAR (%)        5 YEARS (%)       (1/1/99) (%)
------------------------------------------------------------------------
Class B             75.01             8.12               6.35

                                                      SINCE INCEPTION
                   1 YEAR (%)        5 YEARS (%)       (5/1/95) (%)
------------------------------------------------------------------------
Class C            78.28              8.68                5.40


XVII. The information under the heading "Average annual total return after taxes on distributions and sale of fund shares," in the section entitled "Performance," beginning on page 32, is supplemented with the following:

The average annual total returns after taxes on distributions and sale of fund shares for the indicated periods ended February 29, 2004, were:

                   1 YEAR (%)        5 YEARS (%)        10 YEARS (%)
-----------------------------------------------------------------------
Class A             46.11              7.11                4.19

                                                      SINCE INCEPTION
                   1 YEAR (%)        5 YEARS (%)       (1/1/99) (%)
-------------------------------------------------------------------------
Class B             49.37             7.31                 5.74

                                                      SINCE INCEPTION
                   1 YEAR (%)        5 YEARS (%)       (5/1/95) (%)
-------------------------------------------------------------------------
Class C             51.33             7.77                 5.18


XVIII. The information under the heading "Cumulative total return," in the section entitled "Performance," beginning on page 33, is supplemented with the following:

The cumulative total returns for the indicated periods ended February 29, 2004, were:

                   1 YEAR (%)        5 YEARS (%)        10 YEARS (%)
-------------------------------------------------------------------------
Class A             69.98              51.84               76.79

                                                       SINCE INCEPTION
                   1 YEAR (%)        5 YEARS (%)       (1/1/99) (%)
-------------------------------------------------------------------------
Class B             75.03              52.77               42.09

                                                      SINCE INCEPTION
                   1 YEAR (%)        5 YEARS (%)       (5/1/95) (%)
-------------------------------------------------------------------------
Class C             78.20              55.35              79.58



               Please keep this supplement for future reference.







ADVISOR CLASS SAI SUPPLEMENT


O 103 SAA-2

                         SUPPLEMENT DATED [JUNE 1], 2004
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
                                  ADVISOR CLASS
                              DATED JANUARY 1, 2004

The Statement of Additional Information (SAI) is amended as follows:

I. All references in the statement of additional to the term "director or directors" are now changed to "trustee or trustees."

II. The second paragraph on page 1 is supplemented as follows:

The unaudited financial statements in the Fund's Semi-Annual Report to Shareholders, for the period ended February 29, 2004, are incorporated by reference (are legally a part of this SAI).

III. The information under the heading "General - Fundamental Investment Policies," in the section entitled "Goal, Strategies and Risks," beginning on page 2, is revised to read as follows:

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is long-term capital growth.

The Fund may not:

1.   Purchase the securities of any one issuer (other than the U.S.
     government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the Investment Company Act of 1940, as amended (1940 Act)) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or
     (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from purchasing or selling securities secured by real estate or interests therein or securities of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein.

3. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

4. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

5.   Issue senior securities, except to the extent permitted by the 1940
     Act and any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission
     (SEC).

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any rules or exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7. Borrow money, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

8. Invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

IV. The information under the section "Goal, Strategies and Risks - Non-Fundamental Investment Policies," beginning on page 2, is supplemented with the following:

The Fund may invest up to 15% of its net assets in illiquid securities.

V. The information under the section "Goal, Strategies and Risks - Non-Fundamental Investment Policies," beginning on page 2, is revised as follows:

         The third paragraph is deleted in its entirety.

         The first sentence of the fifth paragraph is amended to read as follows:

With the exception of Investment Restriction Number 8 above and the Fund's non-fundamental investment limitation on investments in illiquid securities, nothing herein shall be deemed to prohibit the Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, except that no such purchase may be made if, as a result, the Fund would no longer be a diversified investment company as defined in the 1940 Act.

VI. The fifth paragraph under the section "Goal, Strategies and Risks - Investments, techniques, strategies and their risks" beginning on page 3 is replaced with the following:

The Fund may invest without percentage limitation in domestic or foreign securities. It may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities.

VII. The heading "Officers and Directors" on page 8, is replaced with the following:

         Officers and Trustees

VIII. The information under the section entitled "Officers and Trustees - Independent Board Members," beginning on page 8, is replaced with the following:


----------------------- --------------------- ---------------- ----------------- ----------------------------
                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                                                 FUND COMPLEX
                                              LENGTH OF TIME     OVERSEEN BY
NAME, AGE AND ADDRESS         POSITION            SERVED        BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
----------------------- --------------------- ---------------- ----------------- ----------------------------

Harris J. Ashton (71)        Trustee          Since 1992       142               Director, Bar-S Foods
500 East Broward                                                                 (meat packing company).
Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
-------------------------------------------------------------------------------------------------------------
Frank J. Crothers (59)       Trustee          Since March      21                None
500 East Broward                              2004
Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Ventures Resources Corporation (Vice Chairman 1996-2003); Vice Chairman, Caribbean Utilities Co.
Ltd.; Director and President, Provo Power Company Ltd.; Director, Caribbean Electric Utility Services
Corporation (Chairman until 2002); director of various other business and nonprofit organizations; and
FORMERLY, Chairman, Atlantic Equipment & Power Ltd. (1977-2003).
-------------------------------------------------------------------------------------------------------------
S. Joseph Fortunato (71)     Trustee          Since 1992       143               None
500 East Broward
Blvd. Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
-------------------------------------------------------------------------------------------------------------
Edith E. Holiday (52)        Trustee          Since March      97                Director, Amerada Hess
500 East Broward                              2004                               Corporation (exploration
Blvd.                                                                            and refining of oil and
Suite 2100                                                                       gas); Beverly Enterprises,
Fort Lauderdale, FL                                                              Inc. (health care); H.J.
33394-3091                                                                       Heinz Company (processed
                                                                                 foods and allied
                                                                                 products); RTI
                                                                                 International Metals, Inc.
                                                                                 (manufacture and
                                                                                 distribution of titanium);
                                                                                 and Canadian National
                                                                                 Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993);
General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison-United States Treasury Department (1988-1989).
-------------------------------------------------------------------------------------------------------------
Gordon S. Macklin (75)       Trustee          Since 1993       142               Director, White Mountains
500 East Broward                                                                 Insurance Group, Ltd.
Blvd.                                                                            (holding company); Martek
Suite 2100                                                                       Biosciences Corporation;
Fort Lauderdale, FL                                                              MedImmune, Inc.
33394-3091                                                                       (biotechnology); and
                                                                                 Overstock.com (Internet
                                                                                 services); and FORMERLY,
                                                                                 Director, MCI
                                                                                 Communication Corporation
                                                                                 (subsequently known as MCI
                                                                                 WorldCom, Inc. and
                                                                                 WorldCom, Inc.
                                                                                 (communications services)
                                                                                 (1988-2002) and Spacehab,
                                                                                 Inc. (aerospace
                                                                                 services)(2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White
River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking)
(1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
-------------------------------------------------------------------------------------------------------------
Fred R. Millsaps (74)        Trustee          Since 1990       28                None
500 East Broward
Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; and manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive
Officer, Landmark Banking Corporation (1969-1978); Financial Vice President,
Florida Power and Light (1965-1969); and Vice President, Federal Reserve Bank of
Atlanta (1958-1965).
-------------------------------------------------------------------------------------------------------------
Frank A. Olson (71)          Trustee          Since March      21                Director, Becton, Dickinson
500 East Broward                              2004                               and Co. (medical technology);
Blvd.                                                                            White Mountains Insurance
Suite 2100                                                                       Group Ltd. (holding company);
Fort Lauderdale, FL                                                              and Amerada Hess Corporation
33394-3091                                                                       (exploration and refining
                                                                                 of oil and gas).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief
Executive Officer 1977-1999); and FORMERLY, Chairman of the Board, President and
Chief Executive Officer, UAL Corporation (airlines).
-------------------------------------------------------------------------------------------------------------
Constantine D.               Trustee          Since March      21                None
Tseretopoulos (50)                            2004
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); and director of various nonprofit organizations; and FORMERLY, Cardiology Fellow, University of Maryland
(1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).
-------------------------------------------------------------------------------------------------------------

IX. The information under the heading "Interested Board Members and Officers," in the section entitled "Officers and Trustees," beginning on page 9, is replaced with the following:


----------------------- --------------------- ---------------- ----------------- ----------------------------
                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                                                 FUND COMPLEX
                                              LENGTH OF TIME     OVERSEEN BY
NAME, AGE AND ADDRESS         POSITION            SERVED        BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
----------------------- --------------------- ---------------- ----------------- ----------------------------
**Nicholas F. Brady (73)     Trustee          Since 1993       21                Director, Amerada Hess
500 East Broward Blvd.                                                           Corporation (exploration
Suite 2100                                                                       and refining of oil and
Fort Lauderdale, FL                                                              gas); and C2, Inc.
33394-3091                                                                       (operating and investment
                                                                                 business); and FORMERLY,
                                                                                 Director, H.J. Heinz
                                                                                 Company (processed foods
                                                                                 and allied products)
                                                                                 (1987-1988;1993-2003).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Darby Overseas Investments, Ltd., Darby Emerging Markets Investments LDC and Darby Technology
Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and
Franklin Templeton Investment Fund; and FORMERLY, Chairman, Templeton Emerging Markets Investment Trust PLC
(until 2003); Secretary of the United States Department of the Treasury (1988-1993); Chairman of the Board,
Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April
1982-December 1982).
-------------------------------------------------------------------------------------------------------------
**Harmon E. Burns (59)      Trustee and       Trustee since    38                None
One Franklin Parkway        Vice President    1992 and Vice
San Mateo, CA                                 President
94403-1906                                    since 1996

RINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and
Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.;
Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
**Charles B. Johnson (70)    Trustee,         Trustee and      142               None
One Franklin Parkway         Chairman of      Chairman of
San Mateo, CA                the Board        the Board
94403-1906                   and Vice         since 1995
                             President        and  Vice
                                              President
                                              since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.;
Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
-------------------------------------------------------------------------------------------------------------
Jeffrey A. Everett           President        Since 2002       Not Applicable    None
(39)                         and Chief
PO Box N-7759                Executive
Lyford Cay,                  Officer -
Nassau, Bahamas              Investment
                             Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton Investments; and FORMERLY, Investment
Officer, First Pennsylvania Investment Research (until 1989).
-------------------------------------------------------------------------------------------------------------
Martin L. Flanagan (43)      Vice President   Since 1990       Not Applicable    None
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice
President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.;
Executive Vice President and Chief Operating Officer, Templeton Investment
Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice
President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services,
LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
-------------------------------------------------------------------------------------------------------------
Jimmy D. Gambill (56)        Senior Vice      Since 2002     Not Applicable    None
500 East Broward             President and
Blvd.                        Chief Executive
Suite 2100                   Officer - Finance
Fort Lauderdale, FL          and Administration
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
David P. Goss (56)           Vice President   Since 2000       Not Applicable    None
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and
Franklin Select Realty Trust (until 2000).
-------------------------------------------------------------------------------------------------------------
Barbara J. Green (56)        Vice President   Vice President   Not Applicable    None
One Franklin Parkway         and Secretary    since 2000
San Mateo, CA                                 and Secretary
94403-1906                                    since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice
President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Alternative
Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin
Templeton Distributors, Inc., Templeton Investment Counsel, LLC and Templeton/Franklin Investment Services,
Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy
Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman,
Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
Massachusetts) (until 1979).
-------------------------------------------------------------------------------------------------------------
Rupert H. Johnson, Jr. (63)  Vice President   Since 1996       Not Applicable    None
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and
Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment
Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
John R. Kay (63)             Vice President   Since 1994       Not Applicable    None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.;
Senior Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 35 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President and Controller, Keystone Group, Inc.
-------------------------------------------------------------------------------------------------------------
Diomedes Loo-Tam (65)        Treasurer and    Since March      Not Applicable    None
One Franklin Parkway         Chief Financial  2004
San Mateo, CA                Officer
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments;
Consultant, MyVest Corporation (software development company and investment advisory services); and FORMERLY, Director and member of Audit and Valuation
Committees, Runkel Funds, Inc. (2002-2003); Treasurer/Controller of most of the investment companies in Franklin Templeton Investments (1985-2000) and Senior
Vice President, Franklin Templeton Services, LLC (1997-2000).
-------------------------------------------------------------------------------------------------------------
Michael O. Magdol (66)       Vice President - Since 2002       Not Applicable    Director, FTI Banque, Arch
600 Fifth Avenue             AML Compliance                                      Chemicals, Inc. and
Rockefeller Center                                                               Lingnan Foundation.
New York, NY
10020-0230

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Murray L. Simpson (66)       Vice President   Since 2000       Not Applicable    None
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton
Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd.
(until 1999).
-------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson is considered an interested person of the Trust under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's advisers and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as an officer and director Resources. Nicholas F. Brady is considered to be an interested person of the Trust under the federal securities laws due to his business affiliations with Resources, and Templeton Global Advisors Limited. On October 1, 2003, Resources acquired all of the shares of Darby Overseas Investments, Ltd. (Darby Investments) and the remaining portion of the limited partner interests not currently owned by Resources of Darby Overseas Partners, L.P. (Darby Partners). Concurrently with this transaction, the Fund ceased paying directors' fees to Mr. Brady, effective October 1, 2003. Mr. Brady, formerly a shareholder of Darby Investments and a partner of Darby Partners, will continue as Chairman of Darby Investments, which is the corporate general partner of Darby Partners. In addition, Darby Partners and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.
(DEMF). Mr. Brady will also continue to serve as Chairman of the corporate general partner of DEMF, and Darby Partners and Darby Investments own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Partners is a significant investor and for which Darby Partners has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby--BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant investor, and the general partner of which Darby Partners controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

X. The information under the section entitled "Officers and Trustees - Board committees," on page 13, is replaced with the following:

BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following Independent Trustees of the Trust: Frank J. Crothers, Fred R. Millsaps, Frank A. Olson and Constantine D. Tseretopoulos. The Nominating Committee is comprised of the following Independent Trustees of the Trust: Edith E. Holiday, Frank J. Crothers and Gordon S. Macklin.

The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Fund's address at:

P.O. Box 33030
St. Petersburg, FL 33733-8030

During the fiscal year ended August 31, 2003, the Audit Committee met three times and the Nominating Committee met five times.

XI. The first two paragraphs in the section entitled "Organization, Voting Rights and Principal Holders" on page 21 are replaced with the following:

The Fund is a diversified, open-end management investment company, commonly called a mutual fund. The Fund was originally organized as a Maryland corporation on February 4, 1981, and was reorganized effective June 1, 2004 as a Delaware statutory trust created on December 2, 2003 and is registered with the SEC.

The Fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

o Templeton Global Smaller Companies Fund - Class A
o Templeton Global Smaller Companies Fund - Class B
o Templeton Global Smaller Companies Fund - Class C
o Templeton Global Smaller Companies Fund - Advisor Class

XII. The section entitled "Organization, Voting Rights and Principal Holders" beginning on page 21 is supplemented with the following:


As of April 21, 2004, the principal shareholders of the Fund, beneficial or of record, were:


NAME AND ADDRESS                         SHARE CLASS            PERCENTAGE (%)
------------------------------------------------------------------------------
Citigroup Global Markets Inc.                   C                    5.47
333 W 34th Street, 3rd Floor
New York, NY  10001-2402

Franklin Templeton Bank & Trust              Advisor               72.93
 Trustee for Defined Contribution Svcs.
Franklin Templeton Profit Sharing
 401(k) Plan
P.O. Box 2438
Rancho Cordova, CA 95741-2438

Louis E. Woodworth and Heidi Charleson       Advisor               16.13
c/o Franklin Templeton Investments
One Franklin Parkway
San Mateo, CA 94403-1906

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Fund, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of April 21, 2004, the officers and board members, as a group, owned of record and beneficially 3.06% of the Fund's Advisor Class shares and less than 1% of the outstanding shares of the Fund's other classes. The board members may own shares in other funds in Franklin Templeton Investments.

XIII. The eighth paragraph under the heading "Buying and Selling Shares - General Information" beginning on page 22 is replaced with the following:

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application accepted by Franklin Templeton Institutional, LLC or entered into a selling agreement and/or servicing agreement with Distributors or Investor Services. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation's automated system for processing purchase orders ("Fund/SERV"), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Distributors and/or Investor Services may incur.

IVX. The information under the heading "Average annual total return before taxes," in the section entitled "Performance," beginning on page 25, is supplemented with the following:

The average annual total returns before taxes for the indicated periods ended February 29, 2004, were:

                     1 YEAR (%)         5 YEARS (%)         10 YEARS (%)
--------------------------------------------------------------------------
Advisor Class        81.17                10.33                6.74


XV. The information under the heading "Average annual total return after taxes on distributions," in the section entitled "Performance," on page 25, is supplemented with the following:

The average annual total returns after taxes on distributions for the indicated periods ended February 29, 2004, were:

                     1 YEAR (%)         5 YEARS (%)         10 YEARS (%)
--------------------------------------------------------------------------
Advisor Class         81.03               9.38                 5.09


XVI. The information under the heading "Average annual total return after taxes on distributions and sale of fund shares," in the section entitled "Performance," beginning on page 25, is supplemented with the following:

The average annual total returns after taxes on distributions and sale of fund shares for the indicated periods ended February 29, 2004, were:

                     1 YEAR (%)         5 YEARS (%)         10 YEARS (%)
--------------------------------------------------------------------------
Advisor Class         53.50               8.46                 4.91


XVII. The information under the heading "Cumulative total return," in the section entitled "Performance," beginning on page 27, is supplemented with the following:

The cumulative total returns for the indicated periods ended February 29, 2004, were:

                     1 YEAR (%)         5 YEARS (%)         10 YEARS (%)
--------------------------------------------------------------------------
Advisor Class         81.17              63.48               91.97



                Please keep this supplement for future reference.




PAGE

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
                         File Nos. 2-70889 and 811-3143

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(A)  DECLARATION OF TRUST

     (i)  Agreement of Declaration of Trust dated December 2, 2003

     (ii) Certificate of Trust dated December 2, 2003


(B)  BY-LAWS

     (i)  By-Laws dated December 2, 2003


(C)  INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

     Not Applicable

(D)  INVESTMENT ADVISORY CONTRACTS

     (i) Amended and Restated Management Agreement between Registrant and Templeton Investment Counsel, LLC dated December 6, 1994/1/

     (ii) Sub-Advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investments (Asia) Limited dated October 8, 2001/7/

    (iii) Amendment to Investment Management Agreement dated January 1, 2001/8/

(E)  UNDERWRITING CONTRACTS

     (i) Amended and Restated Distribution Agreement between Registrant and Franklin Templeton Distributors, Inc., dated April 1, 1999/5/

    (ii) Form of Dealer Agreement between Registrant and Franklin/Templeton Distributors, Inc. and Securities Dealers/4/

    (iii) Amendment of Dealer Agreement dated May 15, 1998/4/


(F) BONUS OR PROFIT SHARING CONTRACTS

     Not applicable

(G) CUSTODIAN AGREEMENTS

     (i) Restated Custody Agreement between Registrant and The Chase Manhattan Bank dated February 11, 1986/2/

    (ii) Amendment dated March 3, 1998 to the Custody Agreement/4/

   (iii) Amendment No. 2 dated July 23, 1998 to the Custody Agreement/4/

    (iv) Amendment No. 3 dated May 1, 2001 to the Custody Agreement/8/

(H)  OTHER MATERIAL CONTRACTS

     (i) Fund Administration Agreement between the Registrant and Franklin Templeton Services, Inc. dated October 1, 1996/3/

    (ii) Sub-Transfer Agent Agreement between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc. dated June 22, 1994/9/

   (iii)  Amendment to the Sub-Transfer Agent Agreement dated January 1, 1999/9/

    (iv)  Assignment to the Sub-Transfer Agent Agreement dated June 13, 2003/9/

     (v) Sub-Accounting Services Agreement between the Registrant, Templeton Funds Trust Company, Financial Data Services, Inc. and Merrill Lynch, Pierce Fenner & Smith, Inc., dated May 1, 1991/2/

    (vi)  Amendment to Fund Administration Agreement dated January 1, 2001/8/

   (vii)  Transfer Agent and Shareholder Services Agreement dated
          January 1, 2003/9/


(I)  LEGAL OPINION

     (i) Opinion and consent of counsel/8/

(J)  OTHER OPINIONS

     (i) Consent of Independent Accountants

 (K)  OMITTED FINANCIAL STATEMENTS

     Not applicable

(L)  INITIAL CAPITAL AGREEMENTS

     (i) Letter of Understanding dated April 28, 1995/1/

(M)  RULE 12B-1 PLAN

     (i) Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995/1/

     (ii) Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995/1/

     (iii) Class B Distribution Plan dated January 1, 1999/9/

(N)  RULE 18F-3 PLAN

     (i)  Mult-Class Plan dated October 17, 1998/5/

(P)  CODE OF ETHICS

     (i) Code of Ethics Revised 5/03/9/


(Q)  POWER OF ATTORNEY

      (i) Power of Attorney dated December 2, 2003
     (ii) Power of Attorney dated March 1, 2004 - Diomedes Loo-Tam



------------------------------

1. Previously filed with Post-Effective Amendment No. 24 to the Registration Statement on April 28, 1995

2. Previously filed with Post-Effective Amendment No. 25 to the Registration Statement on December 29, 1995

3. Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on December 27, 1996

4. Previously filed with Post-Effective Amendment No. 30 to the Registration Statement on October 28, 1998

5. Previously filed with Post-Effective Amendment No. 32 to the Registration Statement on December 29, 1999

6. Previously filed with Post-Effective Amendment No. 33 to the Registration Statement on December 28, 2000

7. Previously filed with Post-Effective Amendment No. 34 to the Registration Statement on December 26, 2001

8. Previously filed with Post-Effective Amendment No. 35 to the Registration Statement on December 30, 2002

9. Previously filed with Post-Effective Amendment No. 36 to the Registration Statement on December 30, 2003




ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     None

ITEM 25.  INDEMNIFICATION

     Reference is made to Article VII, Section 2 of the Registrant's Declaration of Trust, which is filed herewith.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     (a) Templeton Investment Counsel, LLC

     The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Investments.

     For additional information please see Part B and Schedules A and D of Form ADV of the Fund's investment manager (SEC File 801-15125), incorporated herein by reference, which sets forth the officers and directors of the investment manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

     (a) Franklin Templeton Investments (Asia) Limited

     The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Investments.

     For additional information please see Part B and Schedules A and D of Form ADV of the Fund's investment manager (SEC File 801-60477), incorporated herein by reference, which sets forth the officers and directors of the investment manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)(1) Franklin Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

          Templeton Capital Accumulator Fund
          Templeton China World Fund
          Templeton Developing Markets Trust
          Templeton Funds, Inc.
          Templeton Global Investment Trust
          Templeton Global Opportunities Trust
          Templeton Growth Fund, Inc.
          Templeton Income Trust
          Templeton Institutional Funds, Inc.

          Franklin California Tax-Free Income Fund, Inc.
          Franklin California Tax-Free Trust
          Franklin Capital Growth Fund
          Franklin Custodian Funds, Inc.
          Franklin Federal Money Fund
          Franklin Federal Tax-Free Income Fund
          Franklin Floating Rate Trust
          Franklin Global Trust
          Franklin Gold and Precious Metals Fund
          Franklin High Income Trust
          Franklin Investors Securities Trust
          Franklin Managed Trust
          Franklin Money Fund
          Franklin Mutual Recovery Fund
          Franklin Mutual Series Fund Inc.
          Franklin Municipal Securities Trust
          Franklin New York Tax-Free Income Fund
          Franklin New York Tax-Free Trust
          Franklin Real Estate Securities Trust
          Franklin Strategic Mortgage Portfolio
          Franklin Strategic Series
          Franklin Tax-Exempt Money Fund
          Franklin Tax-Free Trust
          Franklin Templeton Fund Allocator Series
          Franklin Templeton Global Trust
          Franklin Templeton International Trust
          Franklin Templeton Money Fund Trust
          Franklin Templeton Variable Insurance Products Trust
          Franklin Value Investors Trust
          Institutional Fiduciary Trust

(b)(1) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c) (1) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.



ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     Certain accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act and the rules thereunder are located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.

ITEM 29.  MANAGEMENT SERVICES

     There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS

     Not applicable





                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 22nd day of April, 2004.


                                   TEMPLETON GLOBAL SMALLER COMPANIES FUND
                                                  (Registrant)

                                   By: /s/DAVID P. GOSS
                                      ----------------------------------------
                                      David P. Goss
                                      Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


JEFFREY A. EVERETT                           Chief Executive Officer -
-------------------------                    Investment Managment
Jeffrey A. Everett*                          Dated: April 22, 2004



JIMMY D. GAMBILL                             Chief Executive Officer -
-------------------------                    Finance and Administration
Jimmy D. Gambill*                            Dated: April 22, 2004


DIOMEDES LOO-TAM                             Chief Financial Officer
-------------------------                    Dated: April 22, 2004
Diomedes Loo-Tam*


HARRIS J. ASHTON
-------------------------                    Trustee
Harris J. Ashton*                            Dated: April 22, 2004


NICHOLAS F. BRADY
-------------------------                    Trustee
Nicholas F. Brady*                           Dated: April 22, 2004


HARMON E. BURNS
-------------------------                    Trustee
Harmon E. Burns*                             Dated: April 22, 2004


FRANK J. CROTHERS
-------------------------                    Trustee
Frank J. Crothers*                           Dated: April 22, 2004


S. JOSEPH FORTUNATO
------------------------                     Trustee
S. Joseph Fortunato*                         Dated: April 22, 2004


EDITH E. HOLIDAY
-------------------------                    Trustee
Edith E. Holiday*                            Dated: April 22, 2004


CHARLES B. JOHNSON                           Trustee
-------------------------                    Dated: April 22, 2004
Charles B. Johnson*


GORDON S. MACKLIN
-------------------------                    Trustee
Gordon S. Macklin*                           Dated: April 22, 2004


FRED R. MILLSAPS
-------------------------                    Trustee
Fred R. Millsaps*                            Dated: April 22, 2004


FRANK A. OLSON
-------------------------                    Trustee
Frank A. Olson*                              Dated: April 22, 2004


CONSTANTINE D. TSERETOPOULOS
------------------------------               Trustee
Constantine D. Tseretopoulos*                Dated: April 22, 2004


*By: /s/DAVID P. GOSS
    -------------------------
     David P. Goss
     Attorney-in-Fact
    (Pursuant to Power of Attorney filed herewith)








                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX


  EXHIBIT NO.                      DESCRIPTION                                  LOCATION
-------------------------------------------------------------------------------------------------------------

EX-99.(a)(i)        Agreement of Declaration of Trust dated December 2, 2003     Attached

EX-99.(a)(ii)       Certificate of Trust dated December 2, 2003                  Attached

EX-99.(b)(i)        By-Laws dated December 2, 2003                               Attached

EX-99.(d)(i)        Amended and restated Investment Management Agreement dated      *
                    December 6, 1994

EX-99.(d)(ii)       Sub-Advisory Agreement between Templeton Investment Counsel,    *
                    LLC and Franklin Templeton Investmnets (Asia) Limited dated
                    October 8, 2001

EX-99.(d)(iii)      Amendment to Investment Management Agreement dated January      *
                    1, 2001

EX-99.(e)(i)        Amended and restated Distribution Agreement dated April 1,      *
                    1999

EX-99.(e)(ii)       Form of Dealer Agreement between Registrant and Franklin        *
                    Templeton Distributors, Inc. and Securities Dealers

EX-99.(e)(iii)      Amendment of Dealer Agreement dated May 15, 1998                *

EX-99.(g)(i)        Restated Custody Agreement dated February 11, 1986              *

EX-99.(g)(ii)       Amendment dated March 2, 1998 to the Custody Agreement          *

EX-99.(g)(iii)      Amendment No. 2 dated July 23, 1998 to the Custody Agreement    *

EX-99.(g)(iv)       Amendment No. 3 dated May 1, 2001 to the Custody Agreement      *

EX-99.(h)(i)        Fund Administration Agreement dated October 1, 1996             *

EX-99.(h)(ii)       Sub-Transfer Agent Agreement between the Registrant,            *
                    Franklin Templeton Investor Services, LLC and The
                    Shareholder Services Group, Inc. dated June 22, 1994

EX-99.(h)(iii)      Amendment to the Sub-Transfer Agent Agreement dated             *
                    January 1, 1999

EX-99.(h)(iv)       Assignment to the Sub-Transfer Agent Agreement dated            *
                    June 13, 2003

EX-99.(h)(v)        Sub-Accounting Services Agreement between the Registrant,       *
                    Franklin TempletonInvestor Services, LLC, Financial Data
                    Services, Inc. and Merrill Lynch, Pierce, Fenner and Smith
                    Inc. dated May 1, 1991

EX-99.(h)(vi)       Amendment to Fund Administration Agreement dated January 1,     *
                    2001

EX-99.(h)(vii)      Transfer Agent and Shareholder Services Agreement dated         *
                    January 1, 2003

EX-99.(i)(i)        Opinion and Consent Counsel                                     *

EX-99.(j)(i)        Consent of Independent Accountants                           Attached

EX-99.(l)(i)        Letter of Understanding dated April 28, 1995                    *

EX-99.(m)(i)        Plan of Distribution pursuant to Rule 12b-1 Plan dated          *
                    May 1, 1995

EX-99.(m)(ii)       Class C - Plan of Distribution pursuant to Rule 12b-1 Plan      *
                    dated May 1,  1995

EX-99.(m)(iii)      Class B Distribution Plan dated January 1, 1999                 *

EX-99.(n)(i)        Multi-Class Plan dated October 17, 1998                         *

EX-99.(p)(i)        Code of Ethics Revised 5/03                                     *

EX-99.(q)(i)        Power of Attorney dated December 2, 2003                     Attached

EX-99.(q)(ii)       Power of Attorney dated March 1, 2004 - Diomedes Loo-Tam     Attached


* Incorporated by reference